Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit protection	$ 800,000				$ 102,784
Cash uninsured amount	15,404,932			$ 22,790,453	1,979,229
Provision for credit losses	$ 2,823,484			$ 600,834	$ 362,762
Percentage of employer contributions	5.00%	5.00%
Employee’s monthly contributions amount (in Dollars)	$ 7,100
Operating lease expense	$ 210,000	$ 26,981	$ 210,000
Tax authority current year of assessment term	6 years	6 years
Investigation extended assessment term	10 years	10 years
Largest amount tax benefit percentage	50.00%	50.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.7833				7.7833
Customer Concentration Risk [Member] | One customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	79.10%	79.10%
Customer Concentration Risk [Member] | Two customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.20%	11.20%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				87.00%
Customer Concentration Risk [Member] | One Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.10%	29.10%	58.00%
Customer Concentration Risk [Member] | Two Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.50%	23.50%	17.30%
Customer Concentration Risk [Member] | Three Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.30%	17.30%	13.20%
Customer Concentration Risk [Member] | Four Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.70%	16.70%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				70.40%
Vendor One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	76.90%	76.90%	68.40%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				29.60%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			19.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	$ 30,000
Employee’s monthly income (in Dollars)	30,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	$ 1,500